PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                           PERIOD FROM OCTOBER 1, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                             PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                           PERIOD FROM OCTOBER 1, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                                    CONTENTS

Report of Independent Auditors.................................................1
Statement of Assets, Liabilities and Members' Capital..........................2
Statement of Operations........................................................3
Statement of Changes in Members' Capital - Net Assets..........................4
Notes to Financial Statements..................................................5
Schedule of Portfolio Investments.............................................11

                         Report of Independent Auditors

To the Board of Directors of PW Sequoia Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Sequoia Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 2000, and the related statements of operations and changes in members' capital - net assets for the period from October 1, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Sequoia Fund, L.L.C. at December 31, 2000, and the results of its operations and changes in its members' capital - net assets for the period from October 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

Ernst & Young
New York, New York
February 15, 2001

                                                         PW SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments in securities, at value (Cost $151,822,270)                           $159,449,060
Cash and cash equivalents                                                            6,710,962
Receivables:
  Due from broker                                                                    9,645,846
  Investments sold, not settled                                                     15,068,424
  Dividends                                                                             28,549
  Interest                                                                             136,860
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       191,039,701
----------------------------------------------------------------------------------------------
LIABILITIES
Securities sold, not yet purchased, at value (Proceeds of sales $14,637,404)        13,872,728
Payables:
  Investments purchased, not settled                                                19,334,463
  Margin loan                                                                        5,980,684
  Management fee                                                                       154,391
  Professional fees                                                                     57,100
  Administration fee                                                                    27,108
  Miscellaneous                                                                         31,395
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   39,457,869
----------------------------------------------------------------------------------------------
NET ASSETS                                                                         151,581,832
----------------------------------------------------------------------------------------------
MEMBERS' CAPITAL--NET ASSETS
Represented by:
Capital contributions                                                              155,221,388
Accumulated net investment loss                                                       (127,682)
Accumulated net realized loss from investments                                     (11,903,340)
Accumulated net unrealized appreciation from investments                             8,391,466
----------------------------------------------------------------------------------------------
MEMBERS' CAPITAL - NET ASSETS                                                     $151,581,832
----------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                         PW SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                        PERIOD FROM OCTOBER 1, 2000 (COMMENCEMENT OF OPERATIONS)
                                                       THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend                                                         $     90,516
  Interest                                                              488,472
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 578,988
-------------------------------------------------------------------------------
EXPENSES
  Management fee                                                        321,873
  Organization costs                                                    250,000
  Professional fees                                                      60,000
  Administration expense                                                 33,110
  Miscellaneous                                                          32,393
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                697,376
  Dividend expense                                                        2,296
  Interest expense                                                        6,998
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                          706,670
-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (127,682)
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
                         FROM INVESTMENTS
  Net realized loss from investments                                (11,903,340)
  Change in net unrealized appreciation from investments              8,391,466
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                    (3,511,874)
-------------------------------------------------------------------------------
DECREASE IN MEMBERS' CAPITAL
                         DERIVED FROM OPERATIONS                   $ (3,639,556)
-------------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                         PW SEQUOIA FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------
                        PERIOD FROM OCTOBER 1, 2000 (COMMENCEMENT OF OPERATIONS)
                                                       THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                          $   (127,682)
  Net realized loss from investments                            (11,903,340)
  Change in net unrealized appreciation from investments          8,391,466
---------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                            (3,639,556)
---------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Member subscriptions                            154,210,895
  Proceeds from Manager subscriptions                             1,010,493
---------------------------------------------------------------------------
INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                         155,221,388
---------------------------------------------------------------------------
MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                  --
---------------------------------------------------------------------------
MEMBERS' CAPITAL AT END OF PERIOD                              $151,581,832
---------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------
     1.  ORGANIZATION

         PW Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADR's"). Operations of the Fund commenced on October 1, 2000.

         The Manager of the Fund is PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at December 31, 2000 was $973,819. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FPA will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FPA is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned with the approval of the Manager, which may be withheld in its sole and absolute discretion.

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at December 31, 2000 were fair valued.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Investments in securities of foreign issuers listed on U.S. exchanges are affected by risk factors generally not thought to be present in the U.S. These factors include: less public information about issuers of foreign securities; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the funds net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to FPA.

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of UBS Americas Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through PWI and its affiliates. During the period ended December 31, 2000, PWI and its affiliates earned $25,011 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 2000 because a twelve month period had not lapsed for any individual Member.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2000 were $9,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, and reimbursement for out of pocket expenses.

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of common stocks for the period ended December 31, 2000, amounted to $284,578,179 and $135,489,973, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $66,627,618 and $80,608,796, respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $8,391,466, consisting of $11,197,205 gross unrealized appreciation and $2,805,739 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period ended December 31, 2000, the Fund's average interest rate paid on borrowings was 7.30% and the average borrowings outstanding were $2,654,603. The Fund had borrowings outstanding of $5,980,684 at December 31, 2000.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
            CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
            CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the period ended December 31, 2000, the Fund did not trade any forward or futures contracts or options.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                     PERIOD FROM
                                                                   OCTOBER 1, 2000
                                                                  (COMMENCEMENT OF
                                                                     OPERATIONS)
                                                                TO DECEMBER 31, 2000
                                                                --------------------

         Ratio of net investment loss to average net assets             -.50%*
         Ratio of total expenses to average net assets                  2.74%*
         Ratio of operating expenses to average net assets              2.71%*
         Portfolio turnover rate                                       59.72%
         Total return                                                  -3.94%**
         Average debt ratio                                             2.60%

         *  Annualized.
         ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.


                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK  (105.19%)
                   -----------------------

                   AEROSPACE/DEFENSE (3.10%)

       199,200     Teledyne Technologies, Inc.                                                        $  4,706,100
                                                                                                      ------------

                   AEROSPACE/DEFENSE - EQUIPMENT (1.70%)

        71,000     The B.F. Goodrich Co.                                                                 2,582,625
                                                                                                      ------------
                   APPLICATIONS SOFTWARE (4.21%)

       416,600     Parametric Technology Corp. (a)                                                       5,598,271
        38,200     Silverstream Software, Inc.                                                             787,875
                                                                                                      ------------
                                                                                                         6,386,146
                                                                                                      ------------
                   BROADCAST SERVICES/PROGRAMMING (1.79%)

       199,100     UnitedGlobalCom, Inc. Class A                                                         2,712,737
                                                                                                      ------------
                   BUILDING - MOBILE HOME/MANUFACTURED HOUSING (0.53%)

        70,200     Clayton Homes, Inc.                                                                     807,300
                                                                                                      ------------
                   CABLE TELEVISION (4.09%)

       273,100     Charter Communications, Inc. Class A*, (a)                                            6,196,093
                                                                                                      ------------
                   COMMERCIAL BANKS - SOUTHERN US (1.03%)

        54,000     First Tennessee National Corp.                                                        1,562,652
                                                                                                      ------------
                   COMMERCIAL SERVICES (0.48%)

        34,600     Quintiles Transnational Corp.*                                                          724,437
                                                                                                      ------------

     The preceding notes are an integal part of these financial statements.

                                                                              11

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   COMPUTER SERVICES (7.28%)

        91,600     Affiliated Computer Services, Inc. Class A (a)                                     $  5,559,021
       105,900     eLoyalty Corp.                                                                          685,067
       101,700     SunGard Data Systems, Inc.*, (a)                                                      4,792,612
                                                                                                      ------------
                                                                                                        11,036,700
                                                                                                      ------------
                   COMPUTERS - MEMORY DEVICES (0.42%)

       189,300     Iomega Corp.*                                                                           634,155
                                                                                                      ------------

                   CONTAINERS - METAL/GLASS (1.05%)

       213,600     Crown Cork & Seal Co., Inc.                                                           1,588,757
                                                                                                      ------------

                   DATA PROCESSING/MANAGEMENT (3.15%)

        62,700     Acxiom Corp.*, (a)                                                                    2,441,413
        37,700     Documentum, Inc.*                                                                     1,873,238
       154,500     Informix Corp.*                                                                         458,710
                                                                                                      ------------
                                                                                                         4,773,361
                                                                                                      ------------
                   ELECTRIC PRODUCTS - MISCELLANEOUS (1.83%)

       285,300     UCAR International, Inc.*                                                             2,781,675
                                                                                                      ------------
                   ELECTRONIC COMPONENTS - MISCELLANEOUS (1.00%)

        57,400     SCI Systems, Inc.*                                                                    1,513,925
                                                                                                      ------------
                   ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.43%)

        98,500     Semtech Corp.                                                                         2,173,206
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                                              12

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   ELECTRONIC MEASURING INSTRUMENTS (3.10%)

       116,500     Signal Technology Corp.                                                            $  1,165,000
       147,100     Trimble Navigation Ltd.*                                                              3,530,400
                                                                                                      ------------
                                                                                                         4,695,400
                                                                                                      ------------
                   ELECTRONIC SECURITY DEVICES (1.11%)

        84,000     Sensormatic Electronics Corp.*                                                        1,685,292
                                                                                                      ------------
                   HEALTH CARE COST CONTAIN (1.67%)

       186,300     Caremark Rx, Inc.                                                                     2,526,787
                                                                                                      ------------
                   INDICES (3.04%)

        48,100     iShares Russell 2000 Index Fund                                                       4,605,575
                                                                                                      ------------
                   INSTRUMENTS - CONTROLS (3.29%)

       167,700     Thermo Electron Corp.*, (a)                                                           4,989,075
                                                                                                      ------------

                   INSTRUMENTS - SCIENTIFIC (4.04%)

        43,500     Millipore Corp.                                                                       2,740,500
        32,200     PerkinElmer, Inc. (a)                                                                 3,381,000
                                                                                                      ------------
                                                                                                         6,121,500
                                                                                                      ------------
                   INTERNET CONTENT - INFORMATION/NETWORK (0.66%)

       113,000     InfoSpace, Inc.                                                                         999,372
                                                                                                      ------------
                   MACHINERY - GENERAL INDUSTRY (1.16%)

       131,200     Albany International Corp. Class A                                                    1,763,066
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                                              13

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   MEDICAL - BIOMEDICAL/GENETICS (5.35%)

       145,700     Arena Pharmaceuticals, Inc.*                                                       $  2,258,350
        40,600     Aviron*                                                                               2,712,608
        44,000     Gene Logic, Inc.                                                                        808,500
        61,600     Visible Genetics, Inc.                                                                2,325,400
                                                                                                      ------------
                                                                                                         8,104,858
                                                                                                      ------------
                   MEDICAL - DRUGS (1.25%)

       131,500     SICOR, Inc.                                                                           1,898,597
                                                                                                      ------------
                   MEDICAL - HMO (0.89%)

        34,000     Oxford Health Plans, Inc.                                                             1,343,000
                                                                                                      ------------
                   MEDICAL INFORMATION SYSTEMS (1.88%)

       105,400     IMS Health, Inc.                                                                      2,845,800
                                                                                                      ------------
                   METAL PROCESSORS & FABRICATION (2.34%)

        84,200     Precision Castparts Corp.                                                             3,541,705
                                                                                                      ------------
                   MULTI-LINE INSURANCE (8.15%)

        36,700     Allmerica Financial Corp.                                                             2,660,750
       122,100     HCC Insurance Holdings, Inc.                                                          3,289,130
        70,700     Old Republic International Corp      .                                                2,262,400
        68,000     PartnerRe Ltd.                                                                        4,148,000
                                                                                                      ------------
                                                                                                        12,360,280
                                                                                                      ------------
                   OIL - FIELD SERVICES (0.60%)

        42,000     Varco International, Inc.                                                               913,500

     The preceding notes are an integral part of these financial statements.

                                                                              14

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   OIL & GAS DRILLING (1.75%)

        57,600     Transocean Sedco Forex, Inc.                                                       $  2,649,600
                                                                                                      ------------
                   OIL COMPANIES - EXPLORATION & PRODUCTION (4.97%)

        42,400     Anadarko Petroleum Corp. (a)                                                          3,013,792
       168,100     Ocean Energy, Inc.*                                                                   2,920,738
        43,100     Talisman Energy, Inc.                                                                 1,597,415
                                                                                                      ------------
                                                                                                         7,531,945
                                                                                                      ------------
                   OIL FIELD MACHINE & EQUIPMENT (0.69%)

        26,900     National-Oilwell, Inc.*                                                               1,040,707
                                                                                                      ------------
                   PROPERTY/CASUALTY INSURANCE (2.80%)

        48,600     XL Capital, Ltd. Class A                                                              4,246,425
                                                                                                      ------------

                   REITS - DIVERSIFIED (1.99%)

       332,600     Pinnacle Holdings, Inc.*                                                              3,014,354
                                                                                                      ------------
                   RESORTS/THEME PARKS (2.07%)

       182,600     Six Flags, Inc.                                                                      3,138,529
                                                                                                      ------------
                   RETAIL - BEDDING (1.25%)

        68,600     Linens 'n Things, Inc.*                                                               1,895,075
                                                                                                      ------------
                   RETAIL - MAIL ORDER (1.81%)

       137,500     Williams-Sonoma, Inc.*                                                                2,750,000
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                                              15

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   RETAIL - OFFICE SUPPLIES (1.38%)

       177,400     Staples, Inc.*                                                                     $  2,095,626
                                                                                                      ------------
                   SCHOOLS - DAY CARE (1.15%)

        67,000     Bright Horizons Family Solutions, Inc.*                                               1,750,375
                                                                                                      ------------

                   SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (1.02%)

        10,700     Elantec Semiconductor, Inc.                                                             296,925
        47,400     Pericom Semiconductor Corp.                                                             876,900
        31,800     Power Intergrations, Inc.*                                                              365,700
                                                                                                      ------------
                                                                                                         1,539,525
                                                                                                      ------------

                   SEMICONDUCTOR EQUIPMENT (2.61%)

        46,800     KLA-Tencor Corp.                                                                      1,576,598
       164,300     LAM Research Corp.*                                                                   2,382,350
                                                                                                      ------------
                                                                                                         3,958,948
                                                                                                      ------------
                   TELECOMMUNICATIONS EQUIPMENT (0.71%)

        35,300     Harris Corp.                                                                          1,081,062
                                                                                                      ------------
                   TELEPHONE - INTEGRATED (1.34%)

        60,900     Winstar Communications, Inc.                                                            711,799
        73,700     XO Communications, Inc. Class A                                                       1,312,818
                                                                                                      ------------
                                                                                                         2,024,617
                                                                                                      ------------

                   TEXTILE - APPAREL (2.10%)

       355,500     Unifi, Inc.                                                                           3,177,459
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                                              16


                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   TEXTILE - PRODUCTS (0.08%)

        15,500     WestPoint Stevens, Inc.*                                                           $   116,095
                                                                                                      ------------
                   TOYS (1.35%)

       192,400     Hasbro, Inc.                                                                          2,044,250
                                                                                                      ------------
                   TRANSPORTATION - TRUCK (1.96%)

       145,800     Yellow Corp.                                                                          2,968,342
                                                                                                      ------------
                   WIRELESS EQUIPMENT (2.54%)

        80,400     American Tower Corp. Class A*                                                         3,045,150
        13,800     Powerwave Technologies, Inc.                                                            807,300
                                                                                                      ------------
                                                                                                         3,852,450
                                                                                                      ------------
                   TOTAL COMMON STOCK (COST $151,822,270)                                              159,449,060
                                                                                                      ------------
                   COMMON STOCK SOLD, NOT YET PURCHASED ((9.15)%)
                   ----------------------------------------------

                   CIRCUIT BOARDS ((0.26)%)

        58,800     Manufacturers' Services Ltd.                                                           (389,550)
                                                                                                      ------------
                   DISTRIBUTION/WHOLESALE ((0.34)%)

         9,300     Fastenal Co.                                                                           (510,337)
                                                                                                      ------------
                   E-SERVICES/CONSULTING ((0.47)%)

        59,800     Sapient Corp.*                                                                         (713,892)
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                                              17

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                   ------------------------------------------------

                   ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.11)%)

        15,200     Alliance Semiconductor Corp.                                                       $   (171,958)
                                                                                                      ------------
                   INDEX FUNDS ((4.28)%)

       160,900     AMEX Technology Select                                                               (5,038,181)
        29,500     Semiconductor HOLDRs Trust                                                           (1,445,500)
                                                                                                      ------------
                                                                                                        (6,483,681)
                                                                                                      ------------
                   MEDICAL INSTRUMENTS ((0.35)%)

        19,200     Novoste Corp.                                                                          (528,000)
                                                                                                      ------------
                   NETWORKING PRODUCTS ((0.12)%)

        21,500     3Com Corp.*                                                                            (182,750)
                                                                                                      ------------
                   RETAIL - CONSUMER ELECTRONICS ((0.12)%)

         8,200     Ultimate Electronics, Inc.                                                             (179,892)
                                                                                                      ------------
                   RETAIL - JEWELRY ((1.12)%)

        53,900     Tiffany & Co.                                                                        (1,704,588)
                                                                                                      ------------
                   SEMICONDUCTOR EQUIPMENT ((0.56)%)

        36,100     Helix Technology Corp.                                                                 (854,559)
                                                                                                      ------------
                   TELEPHONE - INTEGRATED ((0.57)%)

        36,400     NTL, Inc.*                                                                             (871,343)
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                                              18

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

       SHARES                                                                                         MARKET VALUE

------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                   ------------------------------------------------

                   THERAPEUTICS ((0.85)%)

        19,900     QLT, Inc.                                                                          $   (557,200)
        18,500     Tanox, Inc.                                                                            (724,978)
                                                                                                      ------------
                                                                                                        (1,282,178)
                                                                                                      ------------
                   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS  $(14,637,404))                (13,872,728)
                                                                                                      ------------
TOTAL INVESTMENTS--  96.04% (COST $137,184,866)                                                        145,576,332
                                                                                                      ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--3.96%                                                             6,005,500
                                                                                                      ------------
TOTAL NET ASSETS--100.00%                                                                             $151,581,832
                                                                                                      ============

* Non-income producing security.
(a) Partially or wholly held ($19,219,273, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased and margin loan.

     The preceding notes are an integral part of these financial statements.

                                                                              19